Equity (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2021 CAD ($)	Oct. 07, 2020 $ / shares shares	Jun. 10, 2020 CAD ($) $ / shares	Jun. 17, 2019 CAD ($) $ / shares shares	Jan. 01, 2018 shares	Jan. 25, 2016 $ / shares shares	Mar. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Common stock shares issued									32,731,242
Outstanding warrants issued									24,101,405,000
Stock based compensation (Note 25b) | $									$ 1,371	$ 1,732
Mogo Finance common shares outstanding at June 20, 2019									24,101,405,000
Postmedia Agreement [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Common stock shares issued						1,196,120,000
Stock option maturity date									five-year warrants
Exercise price of warrants | $ / shares						$ 2.96
Warrants vesting description									50% of the warrants were to vest in equal instalments over three years while the remaining 50% (the “Performance Warrants”) were to vest based on Mogo achieving certain quarterly revenue targets. Effective January 1, 2018, the Postmedia Agreement was amended and extended, with changes in the vesting terms of 598,060 Performance Warrants so that i) they vest equally over the remaining two years of the collaboration (50% in January 2020 and 50% in January 2021)
Postmedia Agreement [Member] | Events after reporting period [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding warrants issued							1,196,120,000
Exercise price of warrants | $ / shares							$ 1.292
Mogo Finance common shares outstanding at June 20, 2019							1,196,120,000
Received cash payment on warrant exercise | $							$ 1,500
Postmedia Agreement [Member] | Effective January 1, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Postmedia agreement description									Mogo amended and extended the Postmedia Agreement for an additional two years expiring on December 31, 2022. Under the amended and extended Postmedia Agreement, Postmedia receives a quarterly revenue share payment of $263, reduced from $527 in Q4 2019. Further, the contractual life of 50% of the warrants previously issued to Postmedia was extended to seven years such that the new expiry date is January 25, 2023.
Revenue share payment received | $	$ 263							$ 527
RSU [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement									RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board of Directors.
Warrants [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding warrants issued				583,333,000				1,196,000	5,035,025	1,196,000	1,779,000
Stock option maturity date									January 2021 to January 2023
Warrants issued									1,546,120,000
Exercise price of warrants | $ / shares				$ 2.05					$ 1.292
Exercise price of warrants description									As a result, the warrants were net settled on a cashless basis, with reference to the $4.85 volume weighted average trading price (“VWAP”) of Mogo Finance’s common shares on the TSX for the 5 trading days prior to the exercise date.
Common shares issued for cashless exercise shares				336,871,000
Conversion of warrants | $				$ 1,534
Mogo Finance common shares outstanding at June 20, 2019				583,333,000				1,196,000	5,035,025	1,196,000	1,779,000
Warrants [Member] | Postmedia Agreement [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					2 years	3 years
Number of equity instruments vested					598,060,000
Debenture Warrants [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants issued		4,479,392,000
Exercise price of warrants | $ / shares		$ 2.03
Number of warrants converted in to common shares									990,427,000
Proceeds against warrant exercised into common shares | $									$ 2,011
Non-executive Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options | $ / shares			$ 1,394,425
Exercise price, share options granted to employees | $ / shares			$ 1.56
Incremental modification expense arising from stock options | $			$ 397
Non-executive and Executive Employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options | $ / shares									$ 141,914
Incremental modification expense arising from stock options | $									$ 88
Non-employees [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock option granted shares									150,000,000
Mogo Shareholders [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of warrants | $ / shares									$ 3.537
Vesting period									3 years
Common shares acquire									350,000,000
Mogo Shareholders [Member] | Postmedia Agreement [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Term of warranty									3 years 6 months
Top of range [member] | RSU [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Common shares issuable under plan									500,000,000
Stock Option Plan [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock option plan description									The maximum number of common shares reserved for issuance under the Plan is the greater of i) 15% of the number of common shares issued and outstanding of the Company and ii) 3,800,000.
Options issued									536,000
Stock option granted shares									3,800,000
Minimum percentage of common shares reserved for future issuance									15.00%
Description of Conversion of stock option upon exercise									Each option converts into one common share of the Company upon exercise.
Maximum contractual term									eight years
Stock option maturity date									November 2021 to December 2029
Description of vesting requirements for share-based payment arrangement									These options generally vest either immediately or monthly over a three to four year period after an initial one year cliff.
Stock Option Plan [Member] | Top of range [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Common shares issuable under plan									536,000
Prior Plan [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum contractual term									ten years
Preference shares [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued									0
Outstanding warrants issued									0
Mogo Finance common shares outstanding at June 20, 2019									0